Product Warranties (Tables)	12 Months Ended
Dec. 31, 2015
Product Warranties Disclosures [Abstract]
Schedule of activity in the Company's warranty liabilities

A summary of activity in the Company’s warranty liabilities, which are included in accrued expenses in the accompanying consolidated balance sheets, for the years ended December 31, 2015, 2014 and 2013 is presented below (in thousands):

	2015	2014	2013

Balance, beginning of year	$556	$253	$120
Additional accruals	991	415	139
Payments	(443)	(112)	(6)
Adjustments and other	(38)	—	—
Total	$1,066	$556	$253